Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Class A Common Stock	Class B Common Stock	Class C Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 09, 2020
Balance (in Shares) at Sep. 09, 2020
Issuance of Class B common stock to Sponsor		$ 862		24,138		25,000
Issuance of Class B common stock to Sponsor (in Shares)		8,625,000
Cancellation of Class B common stock		$ (479)		479
Cancellation of Class B common stock (in Shares)		(4,791,667)
Issuance of Class C common stock to Sponsor			$ 575	(575)
Issuance of Class C common stock to Sponsor (in Shares)			5,750,000
Sale of 28,750,000 Units, net of underwriting discounts	$ 2,875			257,611,742		257,614,617
Sale of 28,750,000 Units, net of underwriting discounts (in Shares)	28,750,000
Class A common stock subject to possible redemption	$ (2,510)			(250,985,398)		(250,987,908)
Class A common stock subject to possible redemption (in Shares)	(25,098,791)
Net loss					(1,651,707)	(1,651,707)
Balance at Dec. 31, 2020	$ 365	$ 383	$ 575	6,650,386	(1,651,707)	5,000,002
Balance (in Shares) at Dec. 31, 2020	3,651,209	3,833,333	5,750,000
Change in fair value of common stock subject to possible redemption	$ (365)			(6,626,248)	(29,885,479)	(36,512,092)
Change in fair value of common stock subject to possible redemption (in Shares)	(3,651,209)
Net loss					(9,627,185)	(9,627,185)
Balance at Mar. 31, 2021		$ 383	$ 575	$ 24,138	$ (41,164,371)	$ 41,139,275
Balance (in Shares) at Mar. 31, 2021		3,833,333	5,750,000